Significant Accounting Policies (Details) - Schedule of reconciliation of the redeemable non-controlling interests $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of reconciliation of the redeemable non-controlling interests [Abstract]
Redeemable non-controlling interests, Beginning	$ 24,980
Net income attributable to redeemable non-controlling interest	3,517
Increase in value of put options of redeemable non-controlling interests	4,026
Dividend declared to redeemable non-controlling interest	(3,664)
Increase in redeemable non-controlling interest as part of acquisitions	719
Foreign currency translation adjustments	854
Redeemable non-controlling interests, Ending	$ 30,432